FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) shares in Millions, $ in Millions	Jul. 23, 2024	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total upward adjustments to equity securities without readily determinable fair value		$ 31.4
Total downward adjustments to equity securities without readily determinable fair value		171.2
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt		$ 1,330.0	$ 1,490.0
Series E-2 Preferred Stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Preferred stock issued (in shares)	4.5
Equity securities	$ 70.0